Long-term Debt - Additional Information (Detail)																							12 Months Ended
	Sep. 30, 2019 USD ($)	Aug. 08, 2019 USD ($)	Aug. 07, 2019	Aug. 06, 2019	Jun. 20, 2019 USD ($)	Apr. 16, 2019 USD ($)	Apr. 12, 2019 USD ($)	Mar. 29, 2019 USD ($)	Mar. 27, 2019 USD ($)	Mar. 20, 2019 USD ($)	Feb. 19, 2019 USD ($)	Jan. 30, 2019	Jan. 16, 2019 USD ($)	Jan. 12, 2019 USD ($)	Aug. 17, 2018 USD ($)	Apr. 27, 2018 USD ($)	Apr. 17, 2018 USD ($)	Mar. 27, 2018 USD ($)	Feb. 08, 2018 USD ($)	Jan. 10, 2018 USD ($)	Dec. 11, 2017 USD ($)	May 16, 2017 USD ($)	Dec. 31, 2019 USD ($) DerivativeInstrument	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 05, 2019 USD ($)	Feb. 01, 2019	Dec. 14, 2018 USD ($)	Dec. 07, 2017 USD ($)	Mar. 01, 2017 USD ($)	May 18, 2016 USD ($)
Debt Instrument [Line Items]
Restricted cash																							$ 1,589,768	$ 3,002,490	$ 3,231,323
Debt Instrument, maximum borrowing capacity																							25,458,432
Proceeds from issuance of debt																							33,480,000
Long-term debt, total																							368,229,303	445,971,281
Repayments of debt	$ 3,419,645							$ 1,036,265			$ 625,000												97,371,978	56,717,059	56,254,073
Term loan financial covenants, cash requirement																							12,065,222
Debt issuance costs, gross																							8,851,636	8,374,435
Amortization of debt issuance costs																							$ 885,191	$ 858,582	$ 690,842
Debt,weighted average interest rate																							4.91%	5.34%	3.97%
Interest expense, debt, total																							$ 19,999,902	$ 22,150,386	$ 15,640,377
Interest costs capitalized																							$ 97,620	0	$ 813,423
Equity Method Investment Ownership Percentage																							50.10%
Term Loan Entered into on October 9, 2008 [Member]
Debt Instrument [Line Items]
Repayments of debt															$ 5,920,000
Term Loan Entered into on September 23, 2013 [Member]
Debt Instrument [Line Items]
Repayments of debt																$ 4,122,370
Maximum [Member]
Debt Instrument [Line Items]
Value to term loan ratio																							135.00%
Percentage of total debt to total market value adjusted assets																							80.00%
Percentage of dividends paid to free cash flow																							50.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																							3.00%
Minimum [Member]
Debt Instrument [Line Items]
Value to term loan ratio																							125.00%
EBITDA to interest expense ratio | DerivativeInstrument																							2.5
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																							2.15%
Term Loan Entered Into On May 18, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																															$ 74,480,000
Proceeds from issuance of debt																				$ 33,150,000		$ 32,500,000
Term Loan Refinanced On A Long Term Basis [Member]
Debt Instrument [Line Items]
Long-term debt, total																		$ 27,675,000
Repayments of debt																		$ 275,000
Term Loan Entered into on June 12, 2014 and September 15, 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																												$ 23,574,184
Term Loan Entered Into March 1, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																														$ 76,020,000
Proceeds from issuance of debt																	$ 35,262,500			$ 35,525,000
Term Loan Entered December 7, 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																													$ 22,500,000
Proceeds from issuance of debt																			$ 11,775,000		$ 10,500,000
Term Loan Entered into on April 14, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, maximum borrowing capacity																							$ 11,000,000
Repayments of debt						$ 700,000			$ 15,780,000				$ 700,000
Term Loan Entered into on July 5, 2019 [Member]
Debt Instrument [Line Items]
Restricted cash																										$ 22,230,000
Repayments of debt					$ 1,500,000		$ 1,500,000			$ 1,500,000				$ 1,500,000
Term Loan Entered into on March 24, 2014 [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 3,000,000
Term Loan Entered Into On April 16, 2014 [Member]
Debt Instrument [Line Items]
Repayments of debt									$ 15,780,000
Term Loan 25 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt																							0
Long-term debt, total																							47,595,000	51,555,000
Repayments of debt																							3,960,000
Term Loan 25 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.50%								2.50%
Term Loan 6 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt																							0
Long-term debt, total																							0	23,375,000
Repayments of debt																							23,375,000
Term Loan 6 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.70%
Term Loan 15 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt																							0
Long-term debt, total																							15,843,750	17,468,750
Repayments of debt																							1,625,000
Term Loan 15 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate												3.00%
Term Loan 4 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt																							0
Long-term debt, total																							0	13,850,000
Repayments of debt																							0
Equity Method Investment Ownership Percentage																											49.90%
Term Loan 13 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.90%
Term Loan 21 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt																							0
Long-term debt, total																							21,900,000	25,200,000
Repayments of debt																							3,300,000
Term Loan 21 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.50%
Term Loan 24 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt																							0
Long-term debt, total																							29,025,000	$ 35,630,000
Repayments of debt																							$ 6,605,000
Term Loan 24 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.30%
Term Loan 8 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.80%